EMPLOYEE BENEFIT PLANS - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	$ 245,061
Fair value of plan assets at end of the year	460,050
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Acquired	8,611
Net realized and unrealized gains (losses)	(1,242)
Net purchases, issuances and settlements	811
Fair value of plan assets at end of the year	8,180
Level 3 | Common Collective Trusts
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Acquired	113
Net realized and unrealized gains (losses)	9
Net purchases, issuances and settlements	0
Fair value of plan assets at end of the year	122
Level 3 | Interest in 103-12 Investment Companies
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	0
Acquired	8,498
Net realized and unrealized gains (losses)	(1,251)
Net purchases, issuances and settlements	811
Fair value of plan assets at end of the year	$ 8,058